Concentrations (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Concentrations (Tables) [Line Items]
Schedule of customer and supplier revenues
	Three Months Ended March 31,		Six Months Ended March 31,
Customer	2023	2022	2023	2022
A – related party	85.2%	94.3%	87.2%	94.0%
	Three Months Ended March 31,		Six Months Ended March 31,
Supplier	2023	2022	2023	2022
A – related party	86.1%	89.6%	86.6%	86.9%

	Years Ended September 30,
Customer	2022	2021
A – related party	89.2%	99.5%
	Years Ended September 30,
Supplier	2022	2021
A – related party	85.2%	97.6%